UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	646-214-7277

Date of fiscal year end:	7/31

Date of reporting period:	1/31/2026

Item 1. Reports to Stockholders.

(a)

Anfield Dynamic Fixed Income ETF

(ADFI) Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - January 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Anfield Dynamic Fixed Income ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/anfield-dynamic-fixed-income-etf/?cb=2055. You can also request this information by contacting us at 1-866-866-4848.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Anfield Dynamic Fixed Income ETF	$64	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	11.8%
Exchange-Traded Funds	82.7%
U.S. Government & Agencies	5.5%

Fund Statistics

Table Summary
Net Assets	$50,430,192
Number of Portfolio Holdings	36
Advisory Fee (net of recoupments)	$189,588
Portfolio Turnover	13%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
81.5%
Financials
5.7%
U.S. Treasury Obligations
5.4%
Consumer Discretionary
2.9%
Utilities
1.2%
Industrials
0.9%
Energy
0.6%
Communications
0.4%
Other Assets in Excess of Liabilities
1.4%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.4%
Communications	0.4%
Energy	0.6%
Industrials	0.9%
Utilities	1.2%
Consumer Discretionary	2.9%
U.S. Treasury Obligations	5.4%
Financials	5.7%
Fixed Income	81.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
iShares iBoxx $ Investment Grade Corporate Bond	17.7%
iShares MBS ETF	17.1%
iShares 7-10 Year Treasury Bond ETF	13.9%
iShares U.S. Treasury Bond ETF	13.3%
Janus Henderson AAA CLO ETF	9.9%
Janus Henderson B-BBB CLO ETF	9.6%
United States Treasury Bill	5.5%
Enbridge, Inc.	0.6%
Ares Capital Corporation	0.6%
United Airlines, Inc.	0.6%

Material Fund Changes

This is a summary of certain changes to the fund since January 1, 2026. For more complete information, you may review the Fund's prospectus dated November 30, 2025 at (https://regentsparkfunds.com/our-funds/anfield-dynamic-fixed-income-etf/?cb=2055), or 1-866-866-4848.

On January 20, 2026, the Board of Trustees of the Two Roads Shared Trust approved an Agreement and Plan of Reorganization (the “Plan”) pursuant to which each of the Fund, Anfield Enhanced Market Strategy ETF, Regents Park Hedged Market Strategy ETF, Anfield U.S. Equity Sector Rotation ETF, Anfield Universal Fixed Income ETF, and Anfield Dynamic Fixed Income ETF (each an “Existing Fund”) will reorganize into a corresponding newly created series (each an “Acquiring Fund”) of Horizon Funds (each a “Reorganization” and collectively, the “Reorganizations”). The Existing Funds are managed by Anfield Capital Management, LLC (“Anfield”) or Regents Park Funds, LLC (“Regents Park”), affiliated investment advisers owned by Anfield Group, LLC. Regents Park serves as the investment adviser and Anfield serves as the investment sub-adviser to the Fund. Anfield and Regents Park, together with Anfield Group, LLC and certain other related persons, entered into an asset purchase agreement with Horizon Investments, LLC (“Horizon”), pursuant to which Horizon will acquire certain assets of Regents Park and Anfield that relate to Regents Park’s and Anfield’s management and operation of the Existing Funds (the “Transaction”). The Transaction is subject to the satisfaction of certain closing conditions (including approval of the Reorganizations by the Existing Funds’ shareholders). There is no assurance that the Transaction will be consummated as contemplated or that the necessary closing conditions will be satisfied. Horizon will serve as the investment adviser to each of the Acquiring Funds following the Reorganizations. The corresponding Acquiring Fund with respect to the Fund will be managed by the same portfolio managers. The Reorganizations with respect to each of the Existing Funds are expected to close in first half of 2026, subject to the fulfillment of closing conditions, including the approval of the Plan with respect to each of the Existing Funds by its respective shareholders. There is no assurance that the shareholders of the Existing Funds will approve the Reorganizations.

The Fund’s corresponding Acquiring Fund utilizes a unitary fee structure whereby the Acquiring Fund will pay Horizon, as investment adviser, a single, fixed annual percentage fee at a rate of 0.89% of the Acquiring Fund’s average daily net assets that covers substantially all ordinary operating expenses of the Acquiring Fund.

The Fund has historically implemented its investment strategy as a “fund-of-funds,” meaning that it primarily invested in assets in securities of other exchange-traded funds (“ETFs”). The corresponding Acquiring Fund’s strategy has been revised to reflect that the Acquiring Fund may pursue its investment strategy by investing in other ETFs or by investing directly in securities. The Acquiring Fund’s investment strategy has been revised to reflect that the Acquiring Fund may use options as a part of its principal investment strategy.

Anfield Dynamic Fixed Income ETF

Semi-Annual Shareholder Report - January 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://regentsparkfunds.com/our-funds/anfield-dynamic-fixed-income-etf/?cb=2055), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 013126-ADFI

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not Applicable

Item 4. Principal Accountant Fees and Services. Not Applicable

Item 5. Audit Committee of Listed Registrants. Not Applicable

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Anfield Dynamic Fixed Income ETF

ADFI

January 31, 2026

Semi-Annual Financial Statements and

Additional Information

Advised by:
Regents Park Funds, LLC
19900 MacArthur Blvd., Suite 655
Irivine, CA 92612
RegentsParkFunds.com
1-866-866-4848

Distributed by Northern Lights Distributors, LLC
Member FINRA

The financial statements and other information contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

ANFIELD DYNAMIC FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value

	EXCHANGE-TRADED FUNDS — 81.5%
	FIXED INCOME - 81.5%
73,064	iShares 7-10 Year Treasury Bond ETF	$7,009,760
80,457	iShares iBoxx $Investment Grade Corporate Bond	8,896,131
90,302	iShares MBS ETF	8,640,998
291,190	iShares U.S. Treasury Bond ETF	6,707,562
98,779	Janus Henderson AAA CLO ETF	5,005,132
101,511	Janus Henderson B-BBB CLO ETF	4,856,286
		41,115,869

	TOTAL EXCHANGE-TRADED FUNDS (Cost $41,908,726)	41,115,869

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 11.7%
	ASSET MANAGEMENT — 1.8%
300,000	Ares Capital Corporation		5.5000	09/01/30	301,779
300,000	Bain Capital Specialty Finance, Inc.		5.9500	03/15/30	299,696
300,000	Blackstone Secured Lending Fund		5.3000	06/30/30	297,760
					899,235
	AUTOMOTIVE — 1.0%
200,000	Ford Motor Credit Company, LLC		5.8000	03/08/29	205,642
100,000	General Motors Financial Company, Inc.(a)	H15T5Y + 4.997%	5.7000	Perpetual	100,415
200,000	Nissan Motor Acceptance Company, LLC(b)		5.5500	09/13/29	199,514
					505,571
	BANKING — 2.9%
300,000	Bank of America Corporation(a)	H15T5Y + 2.760%	4.3750	Perpetual	298,614
200,000	Bank of Nova Scotia (The)(a)	H15T5Y + 2.613%	3.6250	10/27/81	195,530
200,000	Citigroup, Inc. Series Y(a)	H15T5Y + 3.000%	4.1500	Perpetual	198,800
300,000	M&T Bank Corporation(a)	H15T5Y + 2.679%	3.5000	Perpetual	294,815
275,000	PNC Financial Services Group, Inc. (The)(a)	H15T5Y + 2.595%	3.4000	Perpetual	270,940
200,000	US Bancorp(a)	SOFRATE + 2.914%	5.3000	Perpetual	200,403
					1,459,102

See accompanying notes to financial statements.

ANFIELD DYNAMIC FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 11.7% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.3%
175,000	Aramark Services, Inc.(b)		5.0000	02/01/28	$175,000

	ELECTRIC UTILITIES — 1.2%
300,000	American Electric Power Company, Inc.(a)	H15T5Y + 2.675%	3.8750	02/15/62	295,833
300,000	Duke Energy Corporation(a)	H15T5Y + 2.321%	3.2500	01/15/82	292,780
					588,613
	ENTERTAINMENT CONTENT — 0.4%
200,000	Univision Communications, Inc.(b)		4.5000	05/01/29	191,115

	LEISURE FACILITIES & SERVICES — 1.9%
200,000	Caesars Entertainment, Inc.(b)		4.6250	10/15/29	192,105
200,000	International Game Technology plc(b)		5.2500	01/15/29	199,914
175,000	Light & Wonder International Inc(b)		7.5000	09/01/31	183,689
200,000	Penn National Gaming, Inc.(b)		4.1250	07/01/29	185,734
175,000	Station Casinos, LLC(b)		4.5000	02/15/28	174,326
					935,768
	OIL & GAS PRODUCERS — 0.6%
300,000	Enbridge, Inc.(a)	US0003M + 3.641%	6.2500	03/01/78	305,132

	SPECIALTY FINANCE — 1.0%
300,000	Ally Financial, Inc. Series B(a)	H15T5Y + 3.868%	4.7000	Perpetual	298,184
200,000	OneMain Finance Corporation		5.3750	11/15/29	199,593
					497,777
	TRANSPORTATION & LOGISTICS — 0.6%
300,000	United Airlines, Inc.(b)		4.6250	04/15/29	299,866

	TOTAL CORPORATE BONDS (Cost $5,831,463)				5,857,179

See accompanying notes to financial statements.

ANFIELD DYNAMIC FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 5.4%
2,750,000	United States Treasury Bill(c)	3.4500	03/05/26	$2,741,452
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,740,911)			2,741,452

	TOTAL INVESTMENTS - 98.6% (Cost $50,481,100)			$49,714,500
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.4%			715,692
	NET ASSETS - 100.0%			$50,430,192

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(d)	Value and Unrealized Depreciation
9	CBOT 10 Year US Treasury Note	Interactive Broker	03/20/2026	$1,006,453	$(15,750)
6	CBOT 2 Year US Treasury Note Future	Interactive Broker	03/31/2026	1,250,953	(2,625)
16	CBOT 5 Year US Treasury Note	Interactive Broker	03/31/2026	1,742,875	(15,125)
10	CBOT US Treasure Bond Futures	Interactive Broker	03/20/2026	1,151,250	(27,187)
	TOTAL FUTURES CONTRACTS				$(60,687)

ETF	- Exchange-Traded Fund

CLO	- Collateralized Loan Obligation

LLC	- Limited Liability Company

PLC	- Public Limited Company

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

US0003M	ICE LIBOR USD 3 Month

(a)	Variable rate security; the rate shown represents the rate on January 31, 2026.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, the total market value of 144A securities is $1,801,263 or 3.6% of net assets.

(c)	Zero coupon bond.

(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

Anfield Dynamic Fixed Income ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2026

ASSETS
Investment securities:
At cost	$50,481,100
At fair value	$49,714,500
Cash	460,682
Deposits at broker for futures contracts	242,933
Dividends receivable	123,367
Prepaid expenses and other assets	5,463
TOTAL ASSETS	50,546,945

LIABILITIES
Investment advisory fees payable	35,699
Unrealized depreciation on futures contracts	60,687
Payable to related parties	2,719
Accrued expenses and other liabilities	17,648
TOTAL LIABILITIES	116,753
NET ASSETS	$50,430,192

Net Assets Consist Of:
Paid in capital	$51,887,290
Accumulated losses	(1,457,098)
NET ASSETS	$50,430,192

Net Asset Value Per Share:
Shares:
Net assets	$50,430,192
Shares of beneficial interest outstanding (a)	5,875,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.58

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Dynamic Fixed Income ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2026

INVESTMENT INCOME
Dividends	$1,070,568
Interest	35,981
TOTAL INVESTMENT INCOME	1,106,549

EXPENSES
Investment advisory fees	189,588
Administrative services fees	46,000
Legal fees	12,797
Audit fees	10,054
Custodian fees	10,050
Trustees’ fees and expenses	6,477
Transfer agent fees	5,338
Compliance officer fees	4,836
Printing and postage expenses	4,272
Insurance expense	1,288
Other expenses	5,950
TOTAL EXPENSES	296,650

Plus: previously waived fees recaptured by the Adviser	1,195
NET EXPENSES	297,845

NET INVESTMENT INCOME	808,704

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investments	(532,168)
Net realized gain from redemptions in-kind	84,766
Net realized gain from futures contracts	30,644
Net change in unrealized appreciation on investments	988,380
Net change in unrealized depreciation on futures contracts	(60,687)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	510,935

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,319,639

See accompanying notes to financial statements.

Anfield Dynamic Fixed Income ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2026	July 31, 2025
FROM OPERATIONS	(Unaudited)
Net investment income	$808,704	$1,410,677
Net realized loss from investments	(532,168)	(5,984)
Net realized gain from redemptions in-kind	84,766	13,544
Net realized gain from future contracts	30,644	—
Net change in unrealized appreciation (depreciation) on investments	988,380	(531,629)
Net change in unrealized depreciation on future contracts	(60,687)	—
Net increase in net assets resulting from operations	1,319,639	886,608

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(777,485)	(1,410,681)
Return of capital	—	(99,547)
Net decrease in net assets from distributions to shareholders	(777,485)	(1,510,228)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	5,579,005	5,095,903
Payments for shares redeemed	(3,228,419)	(1,050,426)
Net increase in net assets from shares of beneficial interest	2,350,586	4,045,477

TOTAL INCREASE IN NET ASSETS	2,892,740	3,421,857

NET ASSETS
Beginning of Period/Year	47,537,452	44,115,595
End of Period/Year	$50,430,192	$47,537,452

SHARE ACTIVITY
Shares Sold	650,000	600,000
Shares Redeemed	(375,000)	(125,000)
Net increase in shares from beneficial interest outstanding	275,000	475,000

See accompanying notes to financial statements.

Anfield Dynamic Fixed Income ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period/Year Presented

	For the		For the		For the		For the	For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Year Ended	Period Ended
	January 31, 2026		July 31, 2025		July 31, 2024		July 31, 2023	July 31, 2022	July 31, 2021 (a)
	(Unaudited)
Net asset value, beginning of period/year	$8.49		$8.61		$8.47		$8.73	$9.77	$10.00

Activity from investment operations:
Net investment income (b)	0.15		0.26		0.25		0.20	0.07	0.06
Net realized and unrealized gain (loss) on investments	0.08		(0.10)		0.16		(0.26)	(1.02)	(0.21	) (l)
Total from investment operations	0.23		0.16		0.41		(0.06)	(0.95)	(0.15)

Less distributions from:
Net investment income	(0.14)		(0.28)		(0.27)		(0.20)	(0.07)	(0.07)
Return of capital	—		(0.00	) (m)	(0.00	) (m)	—	(0.02)	(0.01)
Total distributions	(0.14)		(0.28)		(0.27)		(0.20)	(0.09)	(0.08)

Net asset value, end of period/year	$8.58		$8.49		$8.61		$8.47	$8.73	$9.77
Total return (c)(d)	2.75	% (e)	1.90%		4.90%		(0.69)%	(9.73)%	(1.58	)% (e)
Net assets, end of period/year (000s)	$50,430		$47,537		$44,116		$22,449	$15,500	$15,389

Ratio of gross expenses to average net assets (g)(h)	1.25	% (f)	1.21%		1.44%		1.83%	2.01%	2.98	% (f)
Ratio of net expenses to average net assets (h)(i)	1.26	% (f)	1.50%		1.50%		1.50%	1.43%	1.30	% (f)
Ratio of net investment income to average net assets (j)	3.41	% (f)	3.07%		3.00%		2.39%	0.74%	0.64	% (f)
Portfolio Turnover Rate (k)	13	% (e)	34%		11%		23%	35%	26	% (e)

(a)	The Anfield Dynamic Fixed Income ETF commenced operations on August 17, 2020.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower or higher absent the fee waiver and/or expense reimbursement or recapture, respectively.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Not annualized.

(f)	Annualized.

(g)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recaptured by the Adviser.

(h)	Does not include the expenses of other investment companies in which the Fund invests.

(i)	Represents the ratio of expenses to average net assets inclusive of fee waivers, expense reimbursement and/or expense recaptured by the Adviser.

(j)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(k)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(l)	Due to the timing of shareholder transactions the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(m)	Amount is less than $0.005 per share

See accompanying notes to financial statements.

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2026

(1)	ORGANIZATION

The Anfield Dynamic Fixed Income ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on August 17, 2020. The Fund is an actively managed exchange-traded fund (“ETF”). The Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies. The Fund’s investment objective is to seek to provide total return with capital preservation as a secondary objective.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (’‘GAAP”), and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value (“NAV’’).

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust, including the Fund. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the designee’s fair value determinations. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Exchange-Traded Funds – The Fund may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Anfield Dynamic Fixed Income ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many exchange-traded funds (such as closed-end funds and ETFs), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by posting collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The fund did not hold any future contracts during the fiscal year.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2026 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange - Traded Funds	$41,115,869	$—	$—	$41,115,869
Corporate Bonds	—	5,857,179	—	5,857,179
U.S Government & Agencies	—	2,741,452	—	2,741,452
Total	$41,115,869	$8,598,631	$—	$49,714,500

Liabilities*	Level 1	Level 2	Level 3	Total
Futures contracts**	$60,687	$—	$—	$60,687

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

**	Represents the net unrealized depreciation of futures contracts.

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding as of January 31, 2026, as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of January 31, 2026:

	Asset Derivatives
Contract Type/Primary Risk
Exposure	Balance Sheet Location	Fair Value
Futures Contracts - Interest Risk	Unrealized depreciation on futures contracts	$(60,687)
		$(60,687)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations as of January 31, 2026:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Futures Contracts	Net realized gain from futures contracts/Net change in unrealized depreciation on futures contracts

The following is a summary of the Fund’s realized gain and unrealized depreciation on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended January 31, 2026:

Realized gain on derivatives recognized in the Statement of Operations
		Total for the Six Months Ended
Derivative Investment Type	Equity Risk	January 31, 2026
Futures Contracts	$30,644	$30,644

Net change in unrealized depreciation on derivatives recognized in the Statement of Operations
		Total for the Six Months Ended
Derivative Investment Type	Interest Risk	January 31, 2026
Futures Contracts	$(60,687)	$(60,687)

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The Fund has qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and monthly distributing substantially all net investment company taxable income and annually distributing all net realized capital gains, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the period, the Fund did not incur any interest or penalties. The Fund typically intend to monthly distribute sufficient net investment company taxable income and annually distribute net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Fund could incur a tax expense.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund and Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Fund amounted to $5,830,339 and $9,153,086, respectively. For the six months ended January 31, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $5,225,936 and $3,015,233, respectively.

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

(4)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating the Sub-Adviser (as defined below) performance; and providing related administrative services and facilities. Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser an annual advisory fee (computed daily and paid monthly) at an annual rate of 0.80% of its average daily net assets. For the six months ended January 31, 2026, the Fund incurred advisory fees of $189,588.

The Adviser has engaged Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) to serve as Sub-Adviser to the Fund. Anfield Group owns a majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund, at the annual rate of 0.70% of the Fund’s average net assets.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”), has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 30, 2026, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), and extraordinary expenses such as litigation expenses) will not exceed 1.50% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and/or expense reimbursements are subject to possible recapture from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived and/or reimbursed) if such recapture can be achieved without exceeding the foregoing expense limit as well as any expense limitation in effect at the time the waiver or reimbursement is made.

During the six months ended January 31, 2026, the Adviser recaptured $1,195 from the Fund. Subject to the conditions described above, the Adviser has recouped all previously waived fees and reimbursed expenses.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors, LLC (the “Distributor” or “NLD”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees.

In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund. In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for servicing in such capacities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. For the six months ended January 31, 2026, aggregate cost for federal tax purposes is $50,481,100 for the Anfield Dynamic Fixed Income ETF, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$152,804
Gross unrealized depreciation:	(919,404)
Net unrealized depreciation:	$(766,600)

The tax character of Fund distributions paid for the fiscal years ended July 31, 2025, and July 31, 2024, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2025	July 31, 2024
Ordinary Income	$1,410,681	$831,150
Long-Term Capital Gain	—	—
Return of Capital	99,547	18,063
	$1,510,228	$849,213

As of July 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$(244,272)	$—	$(1,754,980)	$(1,999,252)

At July 31, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$—	$244,272	$244,272	$—

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain/(loss) on in-kind redemptions, and adjustments for prior year tax returns, resulted in reclassification for the year ended July 31, 2025, as follows:

Paid In	Accumulated
Capital	Earnings/(Deficit)
$13,557	$(13,557)

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the (“Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Maximum Additional Variable Charge for
Fee for In-Kind and Cash Purchases	Cash Purchases*
$250	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the listing of risks associated with the Fund’s investments which include, but are not limited to: active trading risk, authorized participant concentration risk, bank loan risk, cash redemption risk, collateralized loan obligations risk, common stock risk, convertible securities risk, counterparty credit risk, credit risk, credit spread risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risk, energy sector risk, ETF structure risk, fixed income securities risk, fluctuation of net asset value risk, focus risk, foreign (non-U.S.) investment risk, forward and futures contract risk, gap risk, geographic and sector risk, hedging transactions risk, high yield risk, index risk, investment companies/exchange-traded funds risk, issuer-specific risk, leveraging risk,

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

liquidity risk, management risk, market events risk, market risk, MLP risk, mortgage-backed and asset-backed securities risk, new fund risk, preferred stock risk, portfolio turnover risk, prepayment and extension risk, regulatory risk, securities lending risk, swap risk, underlying fund risk, U.S. government securities risk, valuation risk, variable or floating rate securities risk, volatility risk, and yield curve risk.

Investment Companies/Exchange-Traded Funds Risks – When the Fund invests in other investment companies (including closed-end funds or ETFs), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. An exchange-traded closed-end fund’s or an ETF’s shares could trade at a significant premium or discount to its NAV. The Fund may invest in inverse ETFs, which may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.

Underlying Fund Risk – The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. There can be no assurance that the Fund’s investments in the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.

Bank Loan Risk – The Fund’s and Underlying Funds’ investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

Collateralized Loan Obligations Risk – The Fund is subject to certain risks as a result of its Underlying Funds’ investments in Collateralized Loan Obligations (“CLOs”). The CLO’s performance is linked to the expertise of the CLO manager. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Fund will have no control. The Fund may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. CLO debt securities are limited recourse obligations of their issuers. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest during the reinvestment period or to replace assets that the manager has determined are no longer suitable for investment. Additionally, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets.

Derivatives Risk – The derivative instruments in which the Fund or the Underlying Funds may invest, including futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Certain derivatives require the Fund to make margin payments, a form of security deposit intended to protect against nonperformance of the derivative contract. The Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to the Fund. Changes in the market value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund or an Underlying Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager. Trading derivative instruments involves risks different from, or possibly greater than, the risks

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Cboe BZX Exchange, Inc (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. There maybe times when the market price and the net asset value vary significantly. For example, in times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of the Fund’s shares and the Fund’s net asset value. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund and the Underlying Funds invest in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund or an Underlying Fund. Risks associated with rising interest rates are heightened given that after being at or near historic lows in recent years, interest rates have begun to rise. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk.

Fluctuation of NAV Risk – The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Fund’s Sub-Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified Index. Actively managed ETFs

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

High Yield Risk – Investment in or exposure to high yield (lower rated or below investment grade) debt instruments (also known as “junk bonds”) may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments are considered higher risk than investment grade instruments with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund or an Underlying Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, tariffs, the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the securities market, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Volatility Risk – The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to factors that affect markets generally or that affect a particular industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is

Anfield Dynamic Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2026

not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

(8)	ACCOUNTING PRONOUNCEMENT

The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

(9)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements except for the following.

On January 20, 2026, the Board of Trustees of the Two Roads Shared Trust approved an Agreement and Plan of Reorganization (the “Plan”) pursuant to which each of the Fund, Anfield Enhanced Market Strategy ETF, Regents Park Hedged Market Strategy ETF, Anfield U.S. Equity Sector Rotation ETF, Anfield Universal Fixed Income ETF, and Anfield Dynamic Fixed Income ETF (each an “Existing Fund”) will reorganize into a corresponding newly created series (each an “Acquiring Fund”) of Horizon Funds (each a “Reorganization” and collectively, the “Reorganizations”). The Existing Funds are managed by Anfield Capital Management, LLC (“Anfield”) or Regents Park Funds, LLC (“Regents Park”), affiliated investment advisers owned by Anfield Group, LLC. Regents Park serves as the investment adviser and Anfield serves as the investment sub-adviser to the Fund. Anfield and Regents Park, together with Anfield Group, LLC and certain other related persons, entered into an asset purchase agreement with Horizon Investments, LLC (“Horizon”), pursuant to which Horizon will acquire certain assets of Regents Park and Anfield that relate to Regents Park’s and Anfield’s management and operation of the Existing Funds (the “Transaction”). The Transaction is subject to the satisfaction of certain closing conditions (including approval of the Reorganizations by the Existing Funds’ shareholders). There is no assurance that the Transaction will be consummated as contemplated or that the necessary closing conditions will be satisfied. Horizon will serve as the investment adviser to each of the Acquiring Funds following the Reorganizations. The corresponding Acquiring Fund with respect to the Fund will be managed by the same portfolio managers. The Reorganizations with respect to each of the Existing Funds are expected to close in first half of 2026, subject to the fulfillment of closing conditions, including the approval of the Plan with respect to each of the Existing Funds by its respective shareholders. There is no assurance that the shareholders of the Existing Funds will approve the Reorganizations.

The Fund’s corresponding Acquiring Fund utilizes a unitary fee structure whereby the Acquiring Fund will pay Horizon, as investment adviser, a single, fixed annual percentage fee at a rate of 0.89% of the Acquiring Fund’s average daily net assets that covers substantially all ordinary operating expenses of the Acquiring Fund.

The Fund has historically implemented its investment strategy as a “fund-of-funds,” meaning that it primarily invested in assets in securities of other exchange-traded funds (“ETFs”). The corresponding Acquiring Fund’s strategy has been revised to reflect that the Acquiring Fund may pursue its investment strategy by investing in other ETFs or by investing directly in securities. The Acquiring Fund’s investment strategy has been revised to reflect that the Acquiring Fund may use options as a part of its principal investment strategy.

Anfield Dynamic Fixed Income ETF
ADDITIONAL INFORMATION (Unaudited)
January 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Not Applicable

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not Applicable

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

(b)	Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By	/s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 3/25/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Colantino
James Colantino
Principal Executive Officer/President
Date: 3/25/2026

By	/s/ Laura Szalyga
Laura Szalyga
Principal Financial Officer/Treasurer
Date: 3/25/2026